Fathom OpCo Predecessor Period Acquisitions - PPC - Summary of Total Purchase Consideration Transferred (Details) - P P C [Member] $ in Thousands	Apr. 30, 2021 USD ($)
Business Acquisition [Line Items]
Cash	$ 25,721
Fair value of total consideration transferred	$ 25,721